Short-term Borrowings (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Oct. 31, 2019	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2016 USD ($)
Credit facility
Bank borrowings	$ 9,752,171		$ 10,958,022		$ 9,752,171		$ 10,958,022
Others	5,410,133				5,410,133
Short-term Borrowings	15,162,304		10,958,022		15,162,304		10,958,022
Cash deposited in the bank as guarantee					3,100,000
Proceeds from short-term borrowings					65,182,723	$ 14,571,130
Repaid of short-term borrowings received					61,057,629	8,865,969
Credit facility, 2016
Credit facility
Total credit available under this facility	$ 10,000,000.0				10,000,000.0	11,000,000.0			$ 6,000,000.0
Amount borrowed					59,700,000		28,800,000
Amount repaid					$ 61,100,000		24,100,000
Weighted average interest rate of short-term borrowings (as a percent)					5.15%
Cash deposited in the bank as guarantee			3,100,000
Credit facility, 2018
Credit facility
Total credit available under this facility			$ 4,000,000.0			$ 4,000,000.0	4,000,000.0	$ 4,000,000.0
Amount repaid							$ 7,200,000
Weighted average interest rate of short-term borrowings (as a percent)							4.39%
Credit facility, short-term borrowings
Credit facility
Number of short-term interest-free loan | loan		2
Proceeds from short-term borrowings		$ 5,400,000
Loan Prime Rate | Credit facility, 2016
Credit facility
Variable interest rate (as a percent)	1.30%			1.30%
PBOC rate, one year | Credit facility, 2018
Credit facility
Variable interest rate (as a percent)				3.50%